Retirement Plan (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Projected Benefit Obligations And Change In Fair Value Of Plan Assets

The net amount of liability recognized is included in Other long-term liabilities on the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Retiree Health Plan
	2012	2011	2012	2011
Change in Projected Benefit Obligations (PBO)
PBO at beginning of period	$179	$175	$4	$4
Service cost	—	—	—	—
Interest cost	8	8	—	—
Actuarial loss (gain)	29	4	—	—
Benefits paid	(9)	(8)	(1)	—

PBO at end of period	$207	$179	$3	$4

Change in Fair Value of Plan Assets
Plan assets at beginning of period	$109	$112	$—	$—
Actual return on plan assets	20	(2)	—	—
Company contributions	9	7	1	—
Benefits paid	(9)	(8)	(1)	—

Plan assets at end of period	129	109	—	—

Net amount recognized	$(78)	$(70)	$(3)	$(4)

Weighted Average Assumptions Used To Determine Benefit Obligation And Benefit Cost

The following table presents significant weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	Defined Benefit Pension Plans		Retiree Health Plan
(Percents)	2012	2011	2012	2011
Weighted-average assumptions:
Discount rate for benefit obligation	3.6	4.4	2.4	4.5
Discount rate for net benefit cost	4.4	4.8	4.5	5.0
Expected return on plan assets for net benefit costs	8.0	8.0	8.0	8.0

Schedule Of Plan Asset Fair Values

There was no material changes or transfers between level 3 assets and the other levels.

Fiscal 2012 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	40	—	40
U.S. mid cap equity mutual funds	13	—	—	13
U.S. small cap equity mutual funds	7	—	—	7
International equity mutual funds	13	—	—	13
Real estate equity investment funds	4	—	—	4
Corporate bond mutual funds	—	37	—	37
Guaranteed investment account	—	—	11	11
Other	—	—	—	—

Total	$41	$77	$11	$129

Fiscal 2011 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	28	—	28
U.S. mid cap equity mutual funds	10	—	—	10
U.S. small cap equity mutual funds	5	—	—	5
International equity mutual funds	11	—	—	11
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	—	30	—	30
Guaranteed investment account	—	—	12	12
Other	6	—	—	6

Total	$39	$58	$12	$109

Schedule Of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal years ending as follows:

	Defined Benefit Pension Plans	Retiree Health Plan
2013	$10	$1
2014	10	—
2015	10	—
2016	10	—
2017	10	—
2018-2022	55	1

Schedule Of Net Pension And Retiree Health Benefit Expense

Net pension and retiree health benefit expense included the following components as of fiscal 2012 and 2011:

	2012	2011
Defined Benefit Pension Plans
Service cost	$—	$—
Interest cost	8	9
Amortization	2	1
Expected return on plan assets	(8)	(9)

Net periodic benefit cost	$2	$1

Schedule Of Defined Benefit Pension Plan Asset Allocations

Our defined benefit pension plan asset allocations as of fiscal year-end 2012 and 2011 are as follows:

	2012	2011
Asset Category
Equity securities and equity-like instruments	59%	53%
Debt securities	29	32
Other	12	15

Total	100%	100%